Equity Compensation Plan (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended		12 Months Ended
	Feb. 09, 2022	Mar. 11, 2020	Dec. 30, 2021	Jun. 22, 2021	Sep. 22, 2020	Jul. 16, 2020	Mar. 26, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 25, 2021	Sep. 22, 2021	Sep. 16, 2020	Sep. 15, 2020	Jun. 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding shares of common stock	5.00%
Stock-based compensation expense								$ 51,000	$ 678,000	$ 1,160,000	$ 623,000
Unamortized stock-based compensation								$ 1,500,000		$ 1,600,000
Unamortized stock-based compensation period								2 years 3 months 18 days		3 years
Intrinsic value of outstanding								$ 223,000		$ 304,000
Intrinsic value of vested stock options								155,000		145,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								7,000	3,000	77,000	67,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								$ 44,000	643,000	1,043,000	420,000
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 32,000	$ 40,000	123,000
Deferred Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense											$ 13,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options												25,000	1,911,160
Options Held [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant term			10 years
Option exercise price			$ 1.77
Option granted			445,000	388,246				2,886,129		2,886,129
Equity Compensation Plan description		The grant was reduced to 500,000 options, including 375,000 options and 125,000 options respectively under the two categories, due to limitations under the 2019 Plan. The terms of the 125,000 performance-based options					the Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to (i) increase the number of shares of common stock authorized for issuance under the 2019 Plan by 1,174,000 shares, such that a total of 2,500,000 shares of common stock are now authorized for issuance under the 2019 Plan; (ii) increase the maximum aggregate number of shares, options and/or other awards that may be granted to any one person during any calendar year from 500,000 to 1,300,000; and (iii) clarify the availability of cashless exercise as a form of consideration.
Options Held [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price				$ 2.90
Options Held [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price				$ 3.93
Options Held [Member] | Executive Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant term		10 years				10 years
Option exercise price		$ 1.50				$ 1.50
Option granted		965,850				600,000
Options Held [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant term					10 years
Option exercise price					$ 1.50
Option granted		321,950			1,637,410	200,000
2019 Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	4,600,000															1,326,000
Amended 2019 Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized														4,600,000	2,500,000